CONSOLIDATED AND COMBINED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 10,316	$ 77,721	$ 49,391
Restricted cash		35,000	2,013
Accounts receivable:
Oil and natural gas sales	102,578	68,764	64,128
Joint interest owners and other	19,116	19,958	17,701
Affiliates		4,652	77
Short-term derivative instruments	37,421	9,289	41,921
Prepaid expenses and other current assets	20,696	19,513	13,577
Total current assets	190,127	234,897	188,808
Property and equipment, at cost:
Oil and natural gas properties, successful efforts method	4,544,176	3,037,298	2,637,466
Other	15,477	10,331	9,920
Accumulated depreciation, depletion and impairment	(877,843)	(627,925)	(471,949)
Oil and natural gas properties, net	3,681,810	2,419,704	2,175,437
Long-term derivative instruments	34,515	48,616	17,179
Restricted investments	76,268	73,385	68,024
Restricted cash	260	15,506
Other long-term assets	38,687	37,053	9,856
Total assets	4,021,667	2,829,161	2,459,304
Current liabilities:
Accounts payable	16,846	20,734	36,633
Accounts payable - affiliates	810	1,975
Revenues payable	59,512	56,091	50,967
Accrued liabilities	179,381	98,130	33,487
Short-term derivative instruments	5,109	9,711	4,667
Total current liabilities	261,658	186,641	125,754
Noncurrent liabilities:
Asset retirement obligations	119,510	111,679	101,990
Long-term derivative instruments	15,275	6,080	11,623
Deferred tax liabilities	50,643	3,106
Other long-term liabilities		3,412	3,846
Other long-term liabilities	3,782	306
Total liabilities	2,562,668	1,971,029	1,182,595
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $.01 par value: 50,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $.01 par value: 600,000,000 shares authorized; 193,568,422 shares issued and outstanding at June 30, 2014; no shares authorized, issued or outstanding at December 31, 2013	1,936
Additional paid-in capital	1,386,143
Accumulated earnings (deficit)	(951,801)
Total stockholders' equity	436,278
Members' equity:
Members		237,186	811,614
Previous Owners		40,331	233,433
Total members' equity		277,517	1,045,047
Noncontrolling interests	1,022,721	580,615	231,662
Total equity	1,458,999	858,132	1,276,709
Total liabilities and equity	4,021,667	2,829,161	2,459,304
MRD [Member]
Noncurrent liabilities:
Long-term debt	628,000	871,150	309,200
MEMP [Member]
Noncurrent liabilities:
Long-term debt	$ 1,483,800	$ 792,067	$ 630,182